Included in Profit/(Loss) Before Royalties and Taxation - Schedule of Amounts Included in Profit/(Loss) Before Royalties and Taxation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information about amounts included in profit before royalties and taxation [abstract]
Operating lease charges	$ 0.0	$ (2.3)	$ (2.4)
Damang - contract termination	(13.1)	0.0	0.0
Loss on buy-back of notes	(5.0)	0.0	0.0
Social contributions and sponsorships	(18.0)	(15.1)	(19.6)
Loss on sale of inventory	0.0	(8.9)	0.0
Rehabilitation (expense)/income	(13.4)	0.9	13.5
Restructuring costs	$ (0.6)	$ (113.9)	$ (9.2)